Schedule of Lease Liabilities (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Lease Liabilities
Balance, beginning of period		$ 31,107
Additions of lease liabilities	1,266,281	0
Lease payments	(133,298)	(32,842)
Accretion on lease liabilities	87,798	1,735
Impact of foreign exchange	6,101
Lease liabilities	$ 1,226,882